Sharebased compensation (Tables)	12 Months Ended
Dec. 31, 2024
Sharebased compensation
Schedule of stock options granted
	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2023	37,856	101.59
Granted	54,308	26.24
Cancelled	(48,804)	95.68
Expired	(904)	352.83
Outstanding as at December 31, 2024	42,456	6.97
Exercisable as at December 31, 2024	34,123	7.30
	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2022	6,439	241.47
Granted	38,277	99.05
Forfeited	(1,900)	135.64
Exercised	(323)	84.50
Expired	(4,637)	262.12
Outstanding as at December 31, 2023	37,856	101.59
Exercisable as at December 31, 2023	36,875	100.01
	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2021	49,613	178.83
Granted	923	84.50
Forfeited	(62)	243.75
Expired	(650)	241.19
Cancelled	(43,385)	166.50
Outstanding as at December 31, 2022	6,439	241.47
Exercisable as at December 31, 2022	6,404	241.42

Schedule of fair values of options granted using the Black-Scholes option pricing model
	2024	2023	2022
Grant date share price	C$5.20 - C$72.15	C$83.20 - $C161.20	C$77.35
Exercise price	C$5.25 - C$97.50	C$84.50 - $C159.25	C$84.50
Expected dividend yield	-	-	-
Risk free interest rate	2.91% - 4.20%	2.88% - 3.99%	2.87%
Expected life	2.00 years	2.91 – 5.00 years	3 years
Expected volatility	66% - 103%	95% - 110%	112%

Schedule of number and weighted average remaining contractual life of outstanding and exercisable share options
Options outstanding		Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
154.39	228	1.16	154.39	228
156.55	228	1.23	156.55	228
5.60	12,500	1.68	5.60	4,167
5.25	29,500	1.74	5.25	29,500
6.97	42,456	1.72	7.30	34,123
Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
84.50	30,769	4.07	84.50	30,769
110.50	1,046	1.87	110.50	1,046
146.25	769	0.42	146.25	769
150.15	231	2.16	150.15	231
150.15	231	2.23	150.15	231
159.25	4,523	2.15	159.25	3,562
189.15	79	2.00	189.15	79
243.75	77	0.21	243.75	77
250.90	77	2.86	250.90	58
3,266.25	54	0.28	3,266.25	53
101.59	37,856	3.66	100.01	36,875
Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
84.50	923	2.58	84.50	923
110.50	1,592	2.21	110.50	1,592
146.25	2,598	1.04	146.25	2,598
169.85	195	0.49	169.85	195
189.15	79	3.00	189.15	79
243.75	77	1.21	243.75	77
250.90	77	3.86	250.90	42
352.76	250	0.49	352.76	250
692.45	57	0.49	692.45	57
849.23	167	0.49	849.23	167
875.36	22	0.49	875.36	22
1,045.20	283	0.49	1,045.20	283
1,162.79	64	0.49	1,162.79	64
3,266.25	55	1.28	3,266.25	55
241.47	6,439	1.52	241.42	6,404

Schedule of fair values of PSUs granted using the Black-Scholes option pricing model
Number of PSUs
#
Outstanding as at December 31, 2021	-
Granted	43,386
Converted to Class B Common shares	(6,154)
Outstanding as at December 31, 2022	37,232
Granted	6,154
Forfeited	(1,538)
Converted to Class B Common shares	(41,848)
Outstanding as at December 31, 2024 and 2023	-
Number of RSUs
#
Outstanding as at December 31, 2023	-
Granted	41,036
Converted to common shares	(8,346)
Outstanding as at December 31, 2024	32,690

Schedule of share-based compensation
	2024	2023	2022
	$	$	$
Share options	72,149	1,951,757	69,780
RSUs	80,065	-	-
PSUs	-	458,253	1,291,978
Shares for services	-	36,000	169,500
Warrants for services	-	1,372,763	-
Other (i)	-	16,702	-
	152,214	3,835,475	1,531,258